Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Intangible Assets	13 years and 20 years
Laboratory Equipment [Member]
Assets useful life	5 years
Office Furniture and Equipment [Member]
Assets useful life	5 years
Computer Hardware [Member]
Assets useful life	3 years